Condensed Consolidated Statement of Profit or Loss and OCI - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Condensed Consolidated Statement of Profit or Loss and OCI
Other income	€ 251	€ 530	€ 9,188	€ 1,509
Research and development costs	(8,304)	(11,074)	(29,716)	(32,560)
General and administrative costs	(2,809)	(2,903)	(10,173)	(8,970)
Total operating costs	(11,113)	(13,977)	(39,889)	(41,530)
Operating result	(10,862)	(13,447)	(30,701)	(40,021)
Finance income and expense	(1,863)	1,375	(2,024)	1,339
Results related to financial liabilities measured at fair value through profit or loss	(305)		(305)
Results related to associates	(84)	(119)	(270)	579
Result before corporate income taxes	(13,114)	(12,191)	(33,300)	(38,103)
Income taxes	(75)		(86)	(64)
Result for the period	(13,189)	(12,191)	(33,386)	(38,167)
Other comprehensive income	(255)	147	(134)	121
Total comprehensive income (attributable to owners of the Company)	(13,444)	(12,044)	(33,520)	(38,046)
Result attributable to
Owners of the Company	(13,181)	(12,139)	(33,348)	(37,945)
Non-controlling interests	(8)	(52)	(38)	(222)
Result for the period	€ (13,189)	€ (12,191)	€ (33,386)	€ (38,167)
Share information
Weighted average number of shares outstanding	50,143,262	38,912,701	50,017,990	38,902,203
Earnings per share attributable to the equity holders of the Company (expressed in Euro per share)
Basic loss per share	€ (0.26)	€ (0.31)	€ (0.67)	€ (0.98)
Diluted loss per share	€ (0.26)	€ (0.31)	€ (0.67)	€ (0.98)